UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     February 13, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total:      $107,806



List of Other Included Managers:

NONE

                                                                   FORM 13F INFORMATION TABLE
                                                                                                       Voting Authority
                                                          Value     Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                Title of class   CUSIP      (x$1000)  Prn Amt Prn Call Dscretn  Managers Sole Shared None
---------------------------------------------- ---------  --------  ----------- ---- -------  ----------------------------
AFFYMETRIX INC                COM              00826t108         457   18578SH       SOLE                  0      0   18578
AGCO CORP COM                 COM              001084102        2810  139500SH       SOLE                  0      0  139500
ALCOA INC                     COM              013817101        3049   80225SH       SOLE                  0      0   80225
ALLEGHENY TECH INC            COM              01741r102        2648  200300SH       SOLE                  0      0  200300
AMERICAN INTL GROUP INC       COM              026874107        1019   15372SH       SOLE                  0      0   15372
ANTHEM INC                    COM              03674b104        3071   40950SH       SOLE                  0      0   40950
ARACRUZ CELLULOSE SA SPS ADR RADR              038496204        4613  131650SH       SOLE                  0      0  131650
BARRICK GOLD CORP COM         COM              067901108         840   37000SH       SOLE                  0      0   37000
BOEING CO                     COM              097023105         215    5095SH       SOLE                  0      0    5095
BP P L C SPONSORED ADR        ADR              055622104        4540   91990SH       SOLE                  0      0   91990
CISCO SYSTEMS INC             COM              17275r102        1643   67649SH       SOLE                  0      0   67649
COCA COLA CO                  COM              191216100         837   16500SH       SOLE                  0      0   16500
COSTCO WHOLESALE CORP-NEW     COM              22160k105         772   20775SH       SOLE                  0      0   20775
COVANCE INC COM               COM              222816100        2779  103700SH       SOLE                  0      0  103700
ENGELHARD CORP                COM              292845104        2603   86900SH       SOLE                  0      0   86900
EQUITY RESIDENTIAL            COM              29476l107         239    8100SH       SOLE                  0      0    8100
GENERAL DYNAMICS CORP         COM              369550108        4352   48150SH       SOLE                  0      0   48150
HARRIS CORP-DEL               COM              413875105        2057   54200SH       SOLE                  0      0   54200
HEWLETT PACKARD CO            COM              428236103        2392  104150SH       SOLE                  0      0  104150
HUMANA INC                    COM              444859102        2397  104900SH       SOLE                  0      0  104900
IHOP CORP NEW                 COM              449623107        2074   53900SH       SOLE                  0      0   53900
ISHARES INC MSCI JAPAN INDEX FCOM              464286848        4592  476350SH       SOLE                  0      0  476350
ISHARES INC MSCI PAC EX-JAPAN COM              464286665        2954   40750SH       SOLE                  0      0   40750
JOHNSON & JOHNSON             COM              478160104        2782   53853SH       SOLE                  0      0   53853
KROGER CO                     COM              501044101        3431  185356SH       SOLE                  0      0  185356
LIBERTY MEDIA CORP SER A NEW  COM              530718105        4145  348600SH       SOLE                  0      0  348600
LOUISIANA PACIFIC CORP        COM              546347105         393   22000SH       SOLE                  0      0   22000
MATTEL INC                    COM              577081102        1223   63487SH       SOLE                  0      0   63487
MICROSOFT CORP                COM              594918104         294   10680SH       SOLE                  0      0   10680
NEWMONT MINING CORP HLDG CO NECOM              651639106        4229   87000SH       SOLE                  0      0   87000
NIKE INC-CL B                 COM              654106103        2930   42800SH       SOLE                  0      0   42800
OFFICE DEPOT INC              COM              676220106        4414  264150SH       SOLE                  0      0  264150
OIL SVC HOLDRS TR OIL DEPST   COM              678002106         403    6500SH       SOLE                  0      0    6500
ONEOK INC NEW                 COM              682680103        3377  152925SH       SOLE                  0      0  152925
PFIZER INC                    COM              717081103        4261  120599SH       SOLE                  0      0  120599
PNC FINANCIAL SVCS GROUP INC  COM              693475105        4090   74725SH       SOLE                  0      0   74725
POSCO SPONSORED ADR           ADR              693483109        3985  117300SH       SOLE                  0      0  117300
RIO TINTO PLC SPONSORED ADR   ADR              767204100        3434   30850SH       SOLE                  0      0   30850
STANDARD & POORS DEP REC      COM              78462f103         445    4000SH       SOLE                  0      0    4000
STANDARD & POORS MIDCAP 400 DECOM              595635103        1729   16400SH       SOLE                  0      0   16400
SUNOCO INC                    COM              86764p109        3488   68200SH       SOLE                  0      0   68200
TELEFONOS DE MEXICO SA DE CV-SADR              879403780        3971  120225SH       SOLE                  0      0  120225
TUPPERWARE CORP               COM              899896104        1829  105500SH       SOLE                  0      0  105500

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